OTHER RECEIVABLES AND PREPAYMENT	12 Months Ended
Sep. 30, 2023
OTHER RECEIVABLES AND PREPAYMENT
OTHER RECEIVABLES AND PREPAYMENT

NOTE 4 –OTHER RECEIVABLES AND PREPAYMENT

Other receivables consisted of mainly the legal claims to be collected from the Company’s debtors, uncollected proceeds due from the disposition of subsidiary, performance bond, and bidding deposits.

During 2010, the Company entered into two loan agreements with Raozhou Dianli Ltd and Xianjin Cao, and advanced RMB 9 million on the first loan and RMB 1.5 million on the second loan, totaled RMB 10.5 million (approximately USD 1.52 million). The terms of these two loans are both one year. Both borrowers defaulted and didn’t make any repayment when the terms expired. The Company thus sued these two parties and pursuant to the final judgment ruled by Jiangsu High People’s Court, the Company is entitled to a repayment of RMB 10.5million plus interest with an interest rate that is four times higher than the normal interest rate in the corresponding period. The claim has been covered by real estate assets of Raozhou Dianli Ltd, which have been seized by the Court and has an appraised value of RMB 143.1 million, or about USD 21.5 million as of September 19, 2017, according to the appraisal report, which is much higher than the Company’s claim. The Company is listed as the first-in-line creditor and the management believes that the repayment of RMB 10.5 million and outstanding interest is reasonably assured. The Company recorded RMB 10.5 million as Other Receivable. As of September 30, 2023 and 2022 the outstanding balance is RMB 4.4 million (USD 0.60 million) and RMB 4.4 million (USD 0.62 million), respectively.

In the opinion of the management, after consultation with the Company’s legal counsel, the management believes it is assured the balance will be collected as the debtor has real estate properties seized by the Court worth much more than the debt owed to the Company, however due to the illiquidity of real estate market and recent real estate market recession, the Company has written off the balance and recorded bad debt charge of $623,821.

Other receivables also consist of uncollected proceeds due from the disposition of Wenzhou Zhenglong Ecommerce Co. Ltd (Zhenglong). On September 30, 2020, the Company sold all its equity interests of Zhenglong with the consideration of RMB 4,500,000. As of September 30, 2023 and 2022 the outstanding balance is RMB 4.5 million (USD 0.62 million) and RMB 4.5 million (USD 0.63 million), respectively. The Company has written off the balance and recorded bad debt charge of $637,999 as the Company believes the balance is unlikely to be collectible.